NEWBUILDINGS (Details) $ in Millions	3 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 newbuilding
Property, Plant and Equipment [Line Items]
Capitalized costs, other	$ 3.2
Newbuilding pre-delivery installments	150.0
Capesize Newbuildings
Property, Plant and Equipment [Line Items]
Number of newbuilding contracts | newbuilding		5
Golden Barnet, Golden Bexley, Golden Scape and Golden Swift
Property, Plant and Equipment [Line Items]
Payments to acquire new building, agreed extras	$ 144.6